Note 3 - Securities - Summary of Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale securities, less than 12 months, gross unrealized losses	$ 6	$ 151
Available-for-sale securities, less than 12 months, fair value	2,616	13,449
Available-for-sale securities, greater than 12 months, gross unrealized losses		98
Available-for-sale securities, greater than 12 months, fair value		15,799
Available-for-sale securities, gross unrealized losses	6	249
Available-for-sale securities, fair value	2,616	29,248
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	1	82
Available-for-sale securities, less than 12 months, fair value	413	3,816
Available-for-sale securities, greater than 12 months, gross unrealized losses
Available-for-sale securities, greater than 12 months, fair value
Available-for-sale securities, gross unrealized losses	1	82
Available-for-sale securities, fair value	413	3,816
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	5	69
Available-for-sale securities, less than 12 months, fair value	2,203	9,633
Available-for-sale securities, greater than 12 months, gross unrealized losses		89
Available-for-sale securities, greater than 12 months, fair value		14,808
Available-for-sale securities, gross unrealized losses	5	158
Available-for-sale securities, fair value	2,203	24,441
Other Debt Obligations [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses
Available-for-sale securities, less than 12 months, fair value
Available-for-sale securities, greater than 12 months, gross unrealized losses		9
Available-for-sale securities, greater than 12 months, fair value		991
Available-for-sale securities, gross unrealized losses		9
Available-for-sale securities, fair value		$ 991